UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.9% (1.3% of Total Investments)
$ 1,330	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,286,256
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	5,632,588
	Bonds, Series 2003A-1, 6.250%, 6/01/33

6,530	Total Consumer Staples			6,918,844

	Education and Civic Organizations – 12.2% (8.2% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	291,807
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	206,746
265	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	272,099
5,570	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/30 –	5/15 at 100.00	AAA	5,758,043
	AMBAC Insured
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	654,508
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	AAA	3,242,580
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
700	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa2	726,075
	Projects, Series 2002A, 5.250%, 1/01/22
6,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K,	9/08 at 101.00	AA	6,220,500
	5.000%, 9/01/12
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 – FGIC Insured	9/10 at 101.00	AAA	11,261,112
11,305	5.000%, 9/01/21 – FGIC Insured	9/10 at 101.00	AAA	11,741,825
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	3,730,405
	5/15/17 – AMBAC Insured

42,215	Total Education and Civic Organizations			44,105,700

	Health Care – 9.9% (6.6% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,235,989
	Health System/West, Series 2003A, 5.000%, 3/01/15
1,990	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	2,008,766
	Series 2005, 5.000%, 11/15/34
530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	544,225
	Health System, Series 2005A, 5.250%, 7/01/24
9,280	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,321,946
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	Baa2	8,302,480
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/09 at 101.00	BBB+	10,639,965
	Series 1999A, 5.250%, 4/01/31
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A	2,630,675
	Series 2002, 5.600%, 6/01/22

34,960	Total Health Care			35,684,046

	Housing/Multifamily – 8.1% (5.4% of Total Investments)
5,190	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,730,279
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
7,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	7,321,122
	Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/09 at 102.00	N/R	5,222,350
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	321,885
	Juan Mobile Estates Project, Series 2006A, 5.850%, 5/15/41 (WI/DD, Settling 6/01/06)
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A–	1,860,378
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,197,829
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	7,691,325
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)

28,105	Total Housing/Multifamily			29,345,168

	Industrials – 0.7% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,015,680
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.6% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	8,722,360
	Force Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General – 20.2% (13.5% of Total Investments)
	California, General Obligation Bonds, Series 2003:
2,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	2,134,540
5,200	5.250%, 2/01/20	8/13 at 100.00	A	5,493,384
	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A	5,215,800
4,150	5.125%, 4/01/25	4/14 at 100.00	A	4,306,870
	California, General Obligation Refunding Bonds, Series 2002:
8,000	5.000%, 2/01/12	No Opt. Call	A	8,455,600
4,435	6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	5,108,322
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	6,013,050
	2002A, 6.000%, 8/01/26 – MBIA Insured
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,391,046
	5.000%, 7/01/19 – MBIA Insured
3,335	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	3,579,556
	Series 2004A, 5.250%, 8/01/21 – FSA Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	Aaa	5,333,946
	2005, 5.000%, 7/01/35 – FGIC Insured
1,750	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/08 at 101.00	AAA	1,810,865
	2001, 5.125%, 8/01/21 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
770	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	800,661
810	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	840,407
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,421,400
	Series 2003E, 5.250%, 7/01/20 – FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
600	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	625,914
880	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	913,942
1,300	Ventura County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	1,382,810
	5.000%, 8/01/15 – MBIA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,744,946
	Bonds, Series 2003B, 5.000%, 8/01/21 – FSA Insured

67,890	Total Tax Obligation/General			72,573,059

	Tax Obligation/Limited – 35.4% (23.7% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,039,230
615	5.800%, 9/01/35	9/14 at 102.00	N/R	644,225
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	2,070,734
	Bonds, Series 2002A, 5.125%, 9/02/24 – FSA Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – FSA Insured	11/11 at 100.00	AAA	1,191,907
1,165	5.375%, 11/01/19 – FSA Insured	11/11 at 100.00	AAA	1,250,965
3,895	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	4,151,914
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,104,680
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,661,150
	District 2, Series 1998A, 5.250%, 9/01/17 – MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,185,806
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AAA	4,294,102
	5.500%, 3/01/22 – AMBAC Insured
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
540	5.000%, 9/01/20 – XLCA Insured	9/15 at 100.00	AAA	564,575
2,850	5.000%, 9/01/35 – XLCA Insured	9/15 at 100.00	AAA	2,910,106
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	4,918,410
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
345	5.000%, 9/01/26	9/06 at 103.00	N/R	347,036
795	5.125%, 9/01/36	9/06 at 103.00	N/R	795,246
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,210,260
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
2,200	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	2,422,794
	Series 2003A, 6.500%, 9/01/25
1,500	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	1,588,785
	Series 2004, 6.000%, 9/01/34
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	5,147,900
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
3,555	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park	10/07 at 101.00	AA	3,647,786
	and Open Space District, Series 1997A, 5.000%, 10/01/16
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,582,005
	Participation, Series 2005, 5.000%, 3/01/24 – FSA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,565,056
	2001, 5.000%, 3/01/19 – MBIA Insured
5,545	Oakland Joint Power Financing Authority, California, Lease Revenue Refunding Bonds, Oakland	No Opt. Call	AAA	6,143,694
	Convention Centers, Series 2001, 5.500%, 10/01/14 – AMBAC Insured
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,591,792
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,800,312
	Project, Series 2001A, 5.000%, 11/01/22 – MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	AAA	1,036,780
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,055	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,	12/11 at 101.00	AAA	1,143,915
	Series 2001, 5.375%, 12/15/16 – AMBAC Insured
8,100	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	8,862,858
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	634,012
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,290	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	1,319,373
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AAA	1,968,475
	Areas, Series 2003, 5.250%, 8/01/22 – MBIA Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,778,850
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,220,875
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,882,761
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
24,060	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/08 at 102.00	A	24,563,095
	Project, Series 1998, 5.250%, 8/01/29
1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,665,084
	District 99-1, Series 2003B, 6.000%, 9/01/24
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,156,389
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,122,920
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,449,239
	District 2001-1, Series 2004A, 6.125%, 9/01/39

120,905	Total Tax Obligation/Limited			127,635,096

	Transportation – 18.9% (12.6% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,478,749
	2006, 5.000%, 4/01/31
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 101.00	BBB–	8,446,660
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AAA	9,021,813
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	120,224
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	24,244,530
	(Alternative Minimum Tax)
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	24,836,050
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

64,490	Total Transportation			68,148,026

	U.S. Guaranteed – 25.9% (17.3% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	2,736,825
9,750	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,545,308
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	16,323,600
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	8,755,572
	Series 1998B, 5.250%, 10/01/14 (ETM)
5,000	California Statewide Community Development Authority, Certificates of Participation, Pride	11/09 at 102.00	N/R (4)	5,667,500
	Industries and Pride One Inc., Series 1999, 7.250%, 11/01/29 (Pre-refunded 11/01/09)
16,400	Los Angeles Unified School District, California, General Obligation Bonds, Series 1999C,	7/09 at 101.00	AAA	17,336,768
	5.250%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	Aaa	2,674,000
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	Aaa	4,838,670
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	6,191,977
	5.375%, 8/15/29 (ETM)
8,160	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	8,669,674
	5.375%, 8/15/29 (Pre-refunded 8/15/09)
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	4,308,760
	(Pre-refunded 7/01/10) – MBIA Insured
2,000	Southwestern Community College District, San Diego County, California, General Obligation	8/14 at 100.00	AAA	2,151,780
	Bonds, Series 2004, 5.000%, 8/01/23 (Pre-refunded 8/01/14) – FGIC Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB (4)	3,069,209
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%,
	6/01/27 (Pre-refunded 6/01/12)

86,910	Total U.S. Guaranteed			93,269,643

	Utilities – 6.3% (4.2% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,843,335
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	7,372,330
	2001A-1, 5.250%, 7/01/21 – FSA Insured
8,370	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	8,939,997
	2001A-2, 5.375%, 7/01/19 – MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,246,620
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,317,257
	9/01/31 – XLCA Insured

21,470	Total Utilities			22,719,539

	Water and Sewer – 7.8% (5.2% of Total Investments)
9,165	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	9,716,275
	Series 2001W, 5.250%, 12/01/22 – FSA Insured
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	902,029
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
2,940	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	3,061,628
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,831,295
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,403,281
	Series 2002A, 5.000%, 11/01/18 – MBIA Insured

26,345	Total Water and Sewer			27,914,508

$ 510,320	Total Investments (cost $513,182,724) – 149.7%			539,051,669

	Other Assets Less Liabilities – (1.1)%			(3,899,068)

	Preferred Shares, at Liquidation Value – (48.6)%			(175,000,000)

	Net Assets Applicable to Common Shares – 100%			$360,152,601

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(ETM)	Escrowed to maturity.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $512,966,291.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$26,562,810
Depreciation	(477,432)

Net unrealized appreciation (depreciation) of investments	$26,085,378

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.